LEASES - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Leases [Abstract]
Expiration period of operating leases	5 years
Renewal term of operating leases	1 year
Rental expense for operating leases	$ 53,351	$ 1,880